Document and Entity Information	9 Months Ended
Apr. 30, 2012
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company